Operating Segments - Schedule of Segment Adjusted Gross Profit (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Solar [Member] | Italy [Member]
Schedule of Segment Adjusted Gross Profit [Line Items]
Revenues	€ 4,998		€ 2,293
Operating expenses	(541)		(109)
Depreciation and amortization expenses	(1,286)		(89)
Gross profit (loss)	3,171		2,095
Adjusted gross profit (loss)	3,171		2,095
Segment assets	178,687		67,546		43,071
Solar [Member] | USA [Member]
Schedule of Segment Adjusted Gross Profit [Line Items]
Revenues	857
Operating expenses	(190)
Depreciation and amortization expenses	(755)
Gross profit (loss)	(88)
Adjusted gross profit (loss)	(88)
Segment assets	72,959		55,564		6,612
Solar [Member] | Israel [Member]
Schedule of Segment Adjusted Gross Profit [Line Items]
Revenues		[1]	278	[1]	675	[2]
Operating expenses		[1]	(142)	[1]	(342)	[2]
Depreciation and amortization expenses		[1]	(48)	[1]	(461)	[2]
Gross profit (loss)		[1]	88	[1]	(128)	[2]
Adjusted gross profit (loss)		[1]	317	[1]	1,223	[2]
Segment assets		[1]		[1]	28,297	[2]
Subsidized Solar Plants [Member] | Spain [Member]
Schedule of Segment Adjusted Gross Profit [Line Items]
Revenues	3,127		2,974		2,791
Operating expenses	(537)		(519)		(517)
Depreciation and amortization expenses	(921)		(919)		(912)
Gross profit (loss)	1,669		1,536		1,362
Adjusted gross profit (loss)	1,669		1,536		1,362
Segment assets	12,760		12,633		12,807
28 MW Solar [Member] | Spain [Member]
Schedule of Segment Adjusted Gross Profit [Line Items]
Revenues	1,462		1,741		4,051
Operating expenses	(338)		(593)		(1,825)
Depreciation and amortization expenses	(1,010)		(1,088)		(946)
Gross profit (loss)	114		60		1,280
Adjusted gross profit (loss)	114		60		1,280
Segment assets	18,185		19,403		19,691
Talasol [Member] | Spain [Member]
Schedule of Segment Adjusted Gross Profit [Line Items]
Revenues	17,364		18,365		24,971
Operating expenses	(4,765)		(4,695)		(5,786)
Depreciation and amortization expenses	(11,383)		(11,453)		(11,459)
Gross profit (loss)	1,216		2,217		7,726
Adjusted gross profit (loss)	1,216		2,217		7,726
Segment assets	210,494		225,452		231,142
Biogas [Member] | Netherlands [Member]
Schedule of Segment Adjusted Gross Profit [Line Items]
Revenues	15,019		15,094		17,021
Operating expenses	(12,777)		(13,887)		(14,733)
Depreciation and amortization expenses	(1,044)		(2,316)		(2,670)
Gross profit (loss)	1,198		(1,109)		(382)
Adjusted gross profit (loss)	1,198		(1,109)		(382)
Segment assets	32,019		32,360		31,164
Dorad [Member] | Israel [Member]
Schedule of Segment Adjusted Gross Profit [Line Items]
Revenues	64,019		67,084		63,973
Operating expenses	(48,448)		(50,065)		(47,322)
Depreciation and amortization expenses	(5,403)		(2,489)		(5,689)
Gross profit (loss)	10,168		14,530		10,962
Adjusted gross profit (loss)	10,168		14,530		10,962
Segment assets	107,260		109,579		97,339
Manara Pumped Storage [Member] | Israel [Member]
Schedule of Segment Adjusted Gross Profit [Line Items]
Revenues
Operating expenses
Depreciation and amortization expenses
Gross profit (loss)
Adjusted gross profit (loss)
Segment assets	201,062		186,333		172,096
Reportable Segments [Member]
Schedule of Segment Adjusted Gross Profit [Line Items]
Revenues	106,846		107,829		113,482
Operating expenses	(67,596)		(70,010)		(70,525)
Depreciation and amortization expenses	(21,802)		(18,402)		(22,137)
Gross profit (loss)	17,448		19,417		20,820
Adjusted gross profit (loss)	17,448		19,646		22,171
Segment assets	833,426		708,870		642,219
Reconciliations [Member]
Schedule of Segment Adjusted Gross Profit [Line Items]
Revenues	(64,019)		(67,362)		(64,648)
Operating expenses	48,188		50,207		47,664
Depreciation and amortization expenses	5,321		2,515		6,125
Gross profit (loss)	(10,510)		(14,640)		(10,859)
Adjusted gross profit (loss)	(10,510)		(14,869)		(12,210)
Segment assets	10,089		(31,613)		(29,367)
Segments Net of Consolidation [Member]
Schedule of Segment Adjusted Gross Profit [Line Items]
Revenues	42,827		40,467		48,834
Operating expenses	(19,408)		(19,803)		(22,861)
Depreciation and amortization expenses	(16,481)		(15,887)		(16,012)
Gross profit (loss)	6,938		4,777		9,961
Adjusted gross profit (loss)	6,938		4,777		9,961
Project development costs	(2,649)		(4,101)		(4,465)
General and administrative expenses	(6,369)		(6,063)		(5,283)
Share of income of equity accounted investee	16,930		11,062		4,320
Other income, net	3,599		3,409
Operating profit	18,449		9,084		4,533
Financing income	2,876		2,495		8,747
Financing income in connection with derivatives and warrants, net	(3,917)		1,140		251
Financing expenses, net	(26,317)		(23,286)		(12,555)
Profit (Loss) before taxes on income	(8,909)		(10,567)		976
Segment assets	€ 843,515		€ 677,257		€ 612,852

[1]	The results of the Talmei Yosef solar plant are presented as a discontinued operation and the plant was sold in June 2024. The gross profit of the Talmei Yosef solar plant located in Israel is adjusted to include income from the sale of electricity (approximately €1,264 thousand) and depreciation expenses (approximately €757 thousand) under the fixed asset model, which were not recognized as revenues and depreciation expenses, respectively, under the financial asset model as per IFRIC 12.
[2]	The results of the Talmei Yosef solar plant are presented as a discontinued operation, and the plant was sold in June 2024. The gross profit of the Talmei Yosef solar plant located in Israel is adjusted to include income from the sale of electricity (approximately €3,844 thousand) and depreciation expenses (approximately €1,818 thousand) under the fixed asset model, which were not recognized as revenues and depreciation expenses, respectively, under the financial asset model as per IFRIC 12.